PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST TRANSACTIONS	PARTY-IN-INTEREST TRANSACTIONS
The Plan holds units of mutual fund accounts and common collective trusts managed by the Trustee. For the year ended December 31, 2025, $330,896 was paid by the Plan to the Trustee for plan administrative services, which included recordkeeping, trustee and investment management services. In addition, the Plan allows for loans to participants and investment in PBF Energy Inc. Class A common stock. These transactions are covered by an exemption from the “prohibited transactions” provisions of ERISA and the Code.
Certain officers and employees of the Company (who may also be participants in the Plan) perform administrative services related to the operation, record-keeping, and financial reporting of the Plan. The Company pays the salaries of these individuals and also pays other administrative expenses on behalf of the Plan. Certain fees, to the extent not paid by the Company, are paid by the Plan.